FAIR VALUE MEASUREMENTS	6 Months Ended
Jun. 30, 2025
Fair value measurements [Abstract]
Fair Value Measurements	Fair Value Measurements
a) Assets and Liabilities Measured at Fair Value on a Recurring Basis

As at June 30, 2025	Quoted prices in active markets for identical assets	Significant other observable inputs	Significant unobservable inputs	Aggregate fair value
	(Level 1)	(Level 2)	(Level 3)
Other investments[1]	$60	$—	$—	$60
Receivables from provisional copper and gold sales	—	330	—	330
Receivable from NOVAGOLD[2]	—	—	160	160
Investment in Loulo-Gounkoto[3]	—	—	1,700	1,700
	$60	$330	$1,860	$2,250
[1] Includes equity investments in other mining companies.
[2] Refer to note 4 for further details.
[3] Refer to note 16 for further details.

b) Fair Values of Financial Assets and Liabilities

	As at June 30, 2025		As at December 31, 2024
	Carrying amount	Estimated fair value	Carrying amount	Estimated fair value
Financial assets
Other assets[1]	$716	$716	$776	$776
Other investments[2]	60	60	42	42
	$776	$776	$818	$818
Financial liabilities
Debt[3]	$4,729	$4,930	$4,729	$4,821
Other liabilities	598	598	595	595
	$5,327	$5,528	$5,324	$5,416
[1]Includes restricted cash and amounts due from our partners.
[2]Includes equity investments in other mining companies. Recorded at fair value. Quoted market prices are used to determine fair value.
[3]Debt is generally recorded at amortized cost. The fair value of debt is primarily determined using quoted market prices. Balance includes both current and long-term portions of debt.

The Company’s valuation techniques were presented in Note 26 of the 2024 Annual Financial Statements and have been consistently applied in these interim financial statements.